Note 12 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]

	Number of common shares	Impact on share capital
Common shares issued at $3.67 per share	4,951,584	$18,172
Flow-through shares issued at $5.01 per share	4,590,818	23,000
Cash share issue costs	-	(2,261)
Proceeds net of share issue costs	9,542,402	38,911
Flow-through share premium liability	-	(6,151)
	9,542,402	$32,760

	Number of common shares	Impact on share capital
Common shares issued at $1.40 per share	4,285,714	$6,000
Flow-through shares issued at $1.89 per share	4,732,700	8,945
Cash share issue costs		(1,294)
Proceeds net of share issue costs		13,651
Fair value of warrants issued		(427)
Flow-through share premium liability		(2,319)
	9,018,414	$10,905